Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	0000778108
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000052257 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Healthcare Fund(formerly, Delaware Healthcare Fund)
Class Name	Class A
Trading Symbol	DLHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.21%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Healthcare Fund (Class A) returned -1.54% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned -0.96%.
Top contributors to performance:
During the course of the year, healthcare stocks reacted to evolving trends in the obesity and weight-loss drug treatment space, and the shifting US regulatory outlook. The Fund benefited from positive clinical trial data and strong operational results in a number of its holdings.
Security selection within the blue-chip medical products sector, small/mid-cap medical products sector, and out-of-benchmark investments contributed to the Fund’s performance.
Underweight allocations to pharmaceutical contract research and healthcare information technology also contributed.
Top detractors from performance:
An overweight allocation to the biotechnology sector detracted from performance, particularly post the US presidential election, as investors became concerned about uncertainty in the regulatory environment and expectations in interest rates shifted higher.
Selection within the biotechnology sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Healthcare Fund (Class A) – including sales charge	-7.20%	7.73%	7.88%
Macquarie Healthcare Fund (Class A) – excluding sales charge	-1.54%	9.02%	8.52%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 3000 Healthcare Index	-0.96%	11.02%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 3000 Healthcare Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 701,087,917
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 6,085,253
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$701,087,917
Total number of portfolio holdings	108
Total advisory fees paid	$6,085,253
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	53.97%
Biotechnology	24.82%
Healthcare Services	11.28%
Small- / Mid-Cap Medical Products	6.52%
Other	3.49%

Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000052258 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Healthcare Fund(formerly, Delaware Healthcare Fund)
Class Name	Class C
Trading Symbol	DLHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.96%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Healthcare Fund (Class C) returned -2.29% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned -0.96%.
Top contributors to performance:
During the course of the year, healthcare stocks reacted to evolving trends in the obesity and weight-loss drug treatment space, and the shifting US regulatory outlook. The Fund benefited from positive clinical trial data and strong operational results in a number of its holdings.
Security selection within the blue-chip medical products sector, small/mid-cap medical products sector, and out-of-benchmark investments contributed to the Fund’s performance.
Underweight allocations to pharmaceutical contract research and healthcare information technology also contributed.
Top detractors from performance:
An overweight allocation to the biotechnology sector detracted from performance, particularly post the US presidential election, as investors became concerned about uncertainty in the regulatory environment and expectations in interest rates shifted higher.
Selection within the biotechnology sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Healthcare Fund (Class C) – including sales charge	-3.14%	8.20%	7.71%
Macquarie Healthcare Fund (Class C) – excluding sales charge	-2.29%	8.20%	7.71%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 3000 Healthcare Index	-0.96%	11.02%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 3000 Healthcare Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 701,087,917
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 6,085,253
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$701,087,917
Total number of portfolio holdings	108
Total advisory fees paid	$6,085,253
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	53.97%
Biotechnology	24.82%
Healthcare Services	11.28%
Small- / Mid-Cap Medical Products	6.52%
Other	3.49%

Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000052259 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Healthcare Fund(formerly, Delaware Healthcare Fund)
Class Name	Class R
Trading Symbol	DLRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.46%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Healthcare Fund (Class R) returned -1.80% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned -0.96%.
Top contributors to performance:
During the course of the year, healthcare stocks reacted to evolving trends in the obesity and weight-loss drug treatment space, and the shifting US regulatory outlook. The Fund benefited from positive clinical trial data and strong operational results in a number of its holdings.
Security selection within the blue-chip medical products sector, small/mid-cap medical products sector, and out-of-benchmark investments contributed to the Fund’s performance.
Underweight allocations to pharmaceutical contract research and healthcare information technology also contributed.
Top detractors from performance:
An overweight allocation to the biotechnology sector detracted from performance, particularly post the US presidential election, as investors became concerned about uncertainty in the regulatory environment and expectations in interest rates shifted higher.
Selection within the biotechnology sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Healthcare Fund (Class R) – including sales charge	-1.80%	8.75%	8.24%
Macquarie Healthcare Fund (Class R) – excluding sales charge	-1.80%	8.75%	8.24%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 3000 Healthcare Index	-0.96%	11.02%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 3000 Healthcare Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 701,087,917
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 6,085,253
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$701,087,917
Total number of portfolio holdings	108
Total advisory fees paid	$6,085,253
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	53.97%
Biotechnology	24.82%
Healthcare Services	11.28%
Small- / Mid-Cap Medical Products	6.52%
Other	3.49%

Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000052260 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Healthcare Fund(formerly, Delaware Healthcare Fund)
Class Name	Institutional Class
Trading Symbol	DLHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Healthcare Fund (Fund) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.96%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Healthcare Fund (Institutional Class) returned -1.30% (excluding sales charge) for the 12 months ended March 31, 2025. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 7.22%, while the Russell 3000® Healthcare Index, the Fund's narrowly based securities market index, returned -0.96%.
Top contributors to performance:
During the course of the year, healthcare stocks reacted to evolving trends in the obesity and weight-loss drug treatment space, and the shifting US regulatory outlook. The Fund benefited from positive clinical trial data and strong operational results in a number of its holdings.
Security selection within the blue-chip medical products sector, small/mid-cap medical products sector, and out-of-benchmark investments contributed to the Fund’s performance.
Underweight allocations to pharmaceutical contract research and healthcare information technology also contributed.
Top detractors from performance:
An overweight allocation to the biotechnology sector detracted from performance, particularly post the US presidential election, as investors became concerned about uncertainty in the regulatory environment and expectations in interest rates shifted higher.
Selection within the biotechnology sector also detracted from performance.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2015, through March 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2025)	1 year	5 year	10 year
Macquarie Healthcare Fund (Institutional Class) – including sales charge	-1.30%	9.29%	8.79%
Macquarie Healthcare Fund (Institutional Class) – excluding sales charge	-1.30%	9.29%	8.79%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell 3000 Healthcare Index	-0.96%	11.02%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective July 31, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 3000 Healthcare Index for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 701,087,917
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 6,085,253
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of March 31, 2025)
Fund net assets	$701,087,917
Total number of portfolio holdings	108
Total advisory fees paid	$6,085,253
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of March 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Blue Chip Medical Products	53.97%
Biotechnology	24.82%
Healthcare Services	11.28%
Small- / Mid-Cap Medical Products	6.52%
Other	3.49%

Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Eli Lilly & Co.	8.95%
UnitedHealth Group	5.68%
Boston Scientific	5.47%
Regeneron Pharmaceuticals	4.25%
Pfizer	4.14%
Merck & Co.	3.97%
Elevance Health	3.91%
AbbVie	3.89%
Chugai Pharmaceutical	3.75%
Amgen	3.55%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Healthcare Fund to Macquarie Healthcare Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature